Equity Incentive Plans (Stock-Based Compensation Expense) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	$ 4,953	$ 3,012	$ 6,954	$ 4,425	$ 3,346
Cost Of Revenue - Subscription [Member]
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	205	167	351	218	130
Cost Of Revenue - Professional Services [Member]
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	467	326	704	446	286
Sales And Marketing [Member]
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	1,548	1,000	2,265	1,413	813
Research And Development [Member]
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	780	673	1,511	1,147	528
General And Administrative [Member]
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	$ 1,953	$ 846	$ 2,123	$ 1,201	$ 1,589